Business Combinations - Summary of Purchase Price allocation (Parenthetical) (Detail) - Quest 2 Travel.com India Private Limited [Member] $ in Thousands	Apr. 30, 2019 USD ($)
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	$ 69
Non-controlling interest	49.00%